Schedule of financial information for significant subsidiaries (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 93,939,406		$ 87,486,859	$ 103,361,724
Non-current assets	16,818,323		17,193,127	38,128,708
Current liabilities	(153,749,761)		(145,357,196)	(173,862,148)
Non-current liabilities	(935,571)		(1,078,848)	(3,813,583)
Revenue	10,055,569	$ 13,104,123	46,435,412	53,255,361
Net (loss) income	$ (4,674,358)	$ (3,034,984)	$ (39,475,321)	(15,306,550)
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets				103,361,724	$ 121,206,663	[1]
Non-current assets				38,128,708	39,383,831	[1]
Current liabilities				(173,862,148)	(172,652,016)	[1]
Non-current liabilities				(3,813,583)	(9,715,909)	[1]
Revenue				53,255,361	55,500,917
Net (loss) income				(15,306,550)	(16,678,135)
Subsidiaries [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets				119,483,614	138,666,772
Non-current assets				8,145,689	7,578,365
Current liabilities				109,261,136	121,931,207
Non-current liabilities				2,566,977	3,156,719
Revenue				58,493,819	60,052,470
Net (loss) income				$ (3,810,481)	$ (2,550,363)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.